AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 23, 2008.

No. 333-102228

No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 185	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 187	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

H. Bruce Bond	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Clifford Chance US LLP
(Name and Address of Agent for Service)	31 West 52nd Street
New York, NY 10019

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on June 20, 2008 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s  Post-Effective Amendment No. 152 to its Registration Statement until June 20, 2008. Post-Effective Amendment No. 152 to the Trust’s Registration Statement relates to the PowerShares DJIA BuyWrite Portfolio and PowerShares NASDAQ-100 BuyWrite Portfolio, which were created pursuant to Post-Effective Amendment No. 141 to the Trust’s Registration Statement filed on October 9, 2007.  The effectiveness of the Registration Statement was delayed pursuant to Post-Effective Amendment Nos. 152, 160, 165, 174 and 176 to the Trust’s Registration Statement filed on December 18, 2007, February 1, 2008, February 29, 2008, March 28, 2008 and April 25, 2008, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 152 under the Securities Act of 1933 and Amendment No. 154 under the Investment  Company Act of 1940, filed on December 18, 2007, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 23rd day of May, 2008.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	May 23, 2008
Harold Bruce Bond

/s/ Bruce T. Duncan	Chief Financial Officer,	May 23, 2008
Bruce T. Duncan	Treasurer and Secretary

*/s/ Ronn R. Bagge	Trustee	May 23, 2008
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	May 23, 2008
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	May 23, 2008
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	May 23, 2008
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	May 23, 2008
Donald S. Wilson

*By: /s/ Stuart M. Strauss	May 23, 2008
Stuart M. Strauss
Attorney-In-Fact